SCHEDULE OF LEASE COMMITMENTS (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
2021	$ 162,318	$ 172,191
2022	153,835	168,890
2023	8,323	83,259
Total lease payments	324,476	424,340
Less: interest	(17,868)	(28,576)
Present value of lease liabilities	$ 306,608	395,764
Thereafter